Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

18. Leases

The Company has several non-cancellable operating leases, primarily for construction of solar power plants and for office facilities, warehouses, and office space that have a lease term ranging between 3 to 35 years which is further extendable on mutual agreement by both lessor and lessee. The Company has considered the renewal options in determining the lease term to the extent it was reasonably certain to exercise those renewal options and accordingly, associated potential option payments are included as part of lease payments.

The components of lease cost for the year ended March 31, 2020 and March 31, 2021 were as follows:

	For the year ended March 31,
	2020	2021	2021
	INR	INR	US$
	(In million)
Operating lease cost	540	502	6.9
Short-term lease cost	15	13	0.2
Total lease cost	555	515	7.1

Amounts reported in the consolidated balance sheet as of March 31, 2020 and March 31, 2021 were as follows:

	As at March 31,	As at March 31,	As at March 31,
	2020	2021	2021
	INR	INR	US$
	(In million)
Non-current assets
Right-of-use assets	4,434	4,214	57.6
Non-current liabilities
Lease liabilities	3,592	3,359	45.9
Current liabilities
Lease liabilities	256	283	3.9
Total operating lease liabilities	3,848	3,642	49.8

Other information related to leases as of March 31, 2020 and March 31, 2021 was as follows:

	As at March 31,	As at March 31,	As at March 31,
	2020	2021	2021
	INR	INR	US$
	(In million)
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	342	331	4.5
Weighted average remaining lease term	31 years	30 years
Incremental borrowing rate	10%	10%

Maturities of lease liabilities under non-cancellable leases as of March 31, 2021 are as follows:

Year ended March 31, 2021	Amount (INR)	US$
	(In million)
Fiscal 2022	295	4.0
Fiscal 2023	304	4.2
Fiscal 2024	312	4.3
Fiscal 2025	322	4.4
Fiscal 2026	331	4.5
Thereafter	11,804	161.4
Total undiscounted lease payments	13,368	182.8
Less: Imputed interest	9,726	133.0
Total lease liabilities	3,642	49.8